COMMITMENTS AND CONTINGENCIES - LEGAL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement	$ (26)	$ (37)	$ (169)
Loss from Catastrophes [Member]
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement			(159)
Loss from Catastrophes [Member] | S D G E Segment [Member]
Loss From Loss Contingencies [Line Items]
Loss Contingency, Loss In Period, Net Of Income Tax Effect	6	13	20
Loss from Catastrophes [Member] | Sempra Commodities Segment [Member]
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement		11	(20)
Loss from Catastrophes [Member] | Sempra Natural Gas Segment [Member]
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement			$ (139)